DECHERT
                              30 ROCKEFELLER PLAZA
                               NEW YORK, NY 10112




                                                     July 27, 2001



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      THE MAINSTAY FUNDS, SEC FILE NOS. 033-02610, 811-04550

Dear Sir or Madam:

         Enclosed herewith for filing on behalf of The MainStay Funds, a registered open-end management investment company (the "Trust"), in accordance with Rule 497(e) under the Securities Act of 1933, as amended, is a supplement, dated July 27, 2001, to the Trust's prospectus, dated May 1, 2001 (the "Prospectus"). The Prospectus for the Trust was included with Post-Effective Amendment No. 56 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on May 1, 2001.

         No fees are required in connection with this filing. If you have any questions or comments in connection with the foregoing, please call me at 212.698.3503.

                                                     Sincerely,


                                                     /s/ Tara A. Farrelly
                                                     --------------------
                                                     Tara A. Farrelly




Enclosures

cc:  Jill R. Whitelaw, Esq.
     Carla Vogel, Esq.

                               THE MAINSTAY FUNDS

                       MainStay Growth Opportunities Fund
                        MainStay International Bond Fund
                       MainStay International Equity Fund


                         Supplement dated July 27, 2001
                       to the Prospectus dated May 1, 2001


PORTFOLIO MANAGER UPDATES:

The biography for Mr. Joseph Portera has been updated and should read as follows under the section entitled "Know With Whom You're Investing--Portfolio Managers:
Biographies":

Joseph  Portera       Mr. Portera has  managed the  Strategic  Income and Global
High Yield Funds since inception, the Government Fund since July 2000 and the International Bond Fund since 1996. Mr. Portera is a Managing Director of MacKay Shields specializing in international bonds. He returned to MacKay Shields in December 1996 after working at Fiduciary Trust Company International as a portfolio manager in international bonds. Mr. Portera originally joined MacKay Shields in 1991.


The following biography is added to the section entitled "Know With Whom You're Investing--Portfolio Managers: Biographies":

Patricia S. Rossi     Ms. Rossi has managed the Growth Opportunities Fund since
inception. She joined New York Life Insurance Company in 1995 as Head of Public Equities and was a Managing Director of Madison Square Advisors from 1998 to 2001. She has been a Managing Director of NYLIM since April 2000. Ms. Rossi has over 20 years of investment management and research experience. Prior to joining New York Life, Ms. Rossi was a portfolio manager for the United Church of Christ--Pension Boards.